Liquidity Risk - Summary of Reconciliation of Wholesale Funding to Balance Sheet (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Deposits by banks	£ 17,824	£ 12,708
Deposits by customers	173,692	177,421
Repurchase agreements - non trading	10,910	1,076
Trading liabilities		31,109
Financial liabilities at fair value	6,286	2,315
Debt securities in issue	55,906	48,860
Subordinated liabilities	3,601	3,793
Liquidity risk [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	97,300	102,700
Deposits by banks	17,800	12,700
Deposits by customers	500	500
Repurchase agreements - non trading	10,900	1,100
Trading liabilities		31,100
Financial liabilities at fair value	6,300	2,300
Debt securities in issue	55,900	48,900
Subordinated liabilities	3,600	3,800
Other equity and non-controlling interests	2,300	2,300
Liquidity risk [member] | Repurchase Agreement [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	10,800	25,600
Repurchase agreements - non trading	8,700	100
Trading liabilities		25,500
Financial liabilities at fair value	2,100
Liquidity risk [member] | Foreign Exchange And Hedge Accounting [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,100	3,900
Debt securities in issue	3,500	3,300
Subordinated liabilities	600	600
Liquidity risk [member] | Other Borrowing [Member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	9,200	10,300
Deposits by banks	6,000	4,000
Trading liabilities		5,600
Financial liabilities at fair value	3,200	700
Liquidity risk [member] | Wholesale Funding [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	73,200	62,900
Deposits by banks	11,800	8,700
Deposits by customers	500	500
Repurchase agreements - non trading	2,200	1,000
Financial liabilities at fair value	1,000	1,600
Debt securities in issue	52,400	45,600
Subordinated liabilities	3,000	3,200
Other equity and non-controlling interests	2,300	2,300
Liquidity risk [member] | Wholesale Funding [member] | Deposits [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	1,000	300
Deposits by banks	1,000	200
Financial liabilities at fair value		100
Liquidity risk [member] | Wholesale Funding [member] | Certificates of Deposit and Commercial Paper [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	6,400	8,000
Financial liabilities at fair value		400
Debt securities in issue	6,400	7,600
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Public Benchmark [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	21,300	17,800
Debt securities in issue	21,300	17,800
Liquidity risk [member] | Wholesale Funding [member] | Senior Unsecured - Privately Placed [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	4,000	3,100
Financial liabilities at fair value	1,000	1,100
Debt securities in issue	3,000	2,000
Liquidity risk [member] | Wholesale Funding [member] | Covered Bonds [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	16,600	14,200
Debt securities in issue	16,600	14,200
Liquidity risk [member] | Wholesale Funding [member] | Securitisation and Structured Issuance [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	7,800	5,500
Deposits by customers	500	500
Repurchase agreements - non trading	2,200	1,000
Debt securities in issue	5,100	4,000
Liquidity risk [member] | Wholesale Funding [member] | Term Funding Scheme [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	10,800	8,500
Deposits by banks	10,800	8,500
Liquidity risk [member] | Wholesale Funding [member] | Subordinated Liabilities and Equity [member]
Reconciliation Of Wholesale Funding To Balance Sheet [line items]
Funding analysis	5,300	5,500
Subordinated liabilities	3,000	3,200
Other equity and non-controlling interests	£ 2,300	£ 2,300